Risk Management Activities (Commodity Derivatives) (Details) - Commodity Contract	12 Months Ended
	Dec. 31, 2016 gal bbl	Dec. 31, 2015 gal bbl
Crude Oil
Derivative [Line Items]
Derivative notional volume	180,000,000	0
Fixed Price | Propane
Derivative [Line Items]
Derivative notional volume | gal	4,364,880,000	8,614,631,000
Fixed Price | Crude Oil
Derivative [Line Items]
Derivative notional volume	0	(93,000,000)